SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term borrowings
Other short-term debt			¥ 48,157,745
Total	$ 2,507,766,699	¥ 16,316,282,473	6,887,309,589
Restricted cash	268,785,090	1,748,796,431	1,744,490,307
Short-term investment	4,323,492,324	28,129,938,110	14,112,862,288
2020 Notes
Short-term borrowings
Long-term debt, current maturities	700,000,000	4,554,403,494
2018 Notes
Short-term borrowings
Long-term debt, current maturities		3,076,419,373
2017 Notes
Short-term borrowings
Long-term debt, current maturities			170,867,230
Loan facility
Short-term borrowings
Short-term bank borrowings		8,685,459,606	¥ 6,668,284,614
Borrowing with an interest rate of 3.92%
Short-term borrowings
Short-term bank borrowings	$ 1,300,000,000	8,700,000,000
Bank deposits, current		2,300,000,000
Restricted cash		595,000,000
Short-term investment		¥ 1,700,000,000
Weighted average interest rate	3.92%	3.92%